Note 9 - Cash, Cash balances at central banks and other demand deposits (Tables)	12 Months Ended
Dec. 31, 2018
Cash, Cash balances at central banks and other demand deposits and Financial liabilities measured at amortized cost
Cash, Cash balances at central banks and other demand deposit
Cash, cash balances at central banks and other demand deposits (Millions of euros)
	2018	2017	2016
Cash on hand	6.346	6.220	7.413
Cash balances at central banks	43.880	31.718	28.671
Other demand deposits	7.970	4.742	3.955
Total	58.196	42.680	40.039